Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2018
Revenue from Contracts with Customers
Revenue from Contracts with Customers

Note 2 — Revenue from Contracts with Customers

Description of service offerings

Issuer Solutions

The Company's Issuer Solutions revenues are derived from long-term processing contracts with financial and nonfinancial institutions. Payment processing services revenues are generated primarily from charges based on:

•	The number of accounts on file;
•	Transactions and authorizations processed;
•	Statements generated and/or mailed;
•	Managed services; and
•	Cards embossed and mailed and other processing services for cardholder accounts on file.

Most of these contracts have prescribed annual revenue minimums, penalties for early termination, and service level agreements which may impact contractual fees if certain service levels are not achieved.

Issuer Solutions revenues also include loyalty redemption services and professional services.

Merchant Solutions

The Company’s Merchant Solutions revenues are partially derived from relationships with thousands of individual merchants whose contracts range from thirty days to five years. Additionally, part of the revenues are derived from long-term processing contracts with large financial institutions, other merchant acquirers and merchant organizations which generally range from three to eight years. Merchant services revenue is generated primarily from processing all payment forms including credit, debit and electronic benefits transfer for merchants of all sizes across a wide array of retail market segments.

The products and services offered include:

•	Authorizations and capture of electronic transactions;
•	Clearing and settlement of electronic transactions;
•	Information reporting services related to electronic transactions;
•	Merchant billing services; and
•	Point-of-sale equipment and services.

Most of these contracts have prescribed revenue minimums, penalties for early termination, and service level agreements which may impact contractual fees if certain service levels are not achieved.

Consumer Solutions

The Company’s Consumer Solutions revenues principally consist of a portion of the service fees collected from cardholders and interchange revenues received by the issuing banks in connection with the programs that the Consumer Solutions segment manages.

Customers are charged fees in connection with the Consumer Solutions segment’s products and services as follows:

•

Transactions - Customers are typically charged a fee for each Personal Identification Number (“PIN”) and signature-based purchase transaction made using their cards, unless the customer is on a monthly or annual service plan, in which case the customer is instead charged a monthly or annual subscription fee, as applicable. Customers are also charged fees for Automated Teller Machine (“ATM”) withdrawals and other transactions conducted at ATMs.

•

Customer Service and Maintenance - Customers are typically charged fees for balance inquiries made through Consumer Solutions call centers. Customers are also charged a monthly maintenance fee after a specified period of inactivity.

•

Additional Products and Services - Customers are charged fees associated with additional products and services offered in connection with certain cards, including the use of overdraft features, a variety of bill payment options, card replacement, foreign exchange and card-to-card transfers of funds initiated through the call centers.

•	Other - Customers are charged fees in connection with the acquisition and reloading of the cards at retailers and the Company receives a portion of these amounts in some cases.

Disaggregation of revenue

The following table summarizes volume-based and non-volume related revenue from contracts with external customers for the year ended December 31, 2018:

	Year Ended December 31, 2018
(in thousands)	Issuer Solutions	Merchant Solutions	Consumer Solutions	Total
Volume-based revenues	$903,831	1,268,151	804,231	$2,976,213
Non-volume related revenues	964,474	85,468	2,056	1,051,998
Total revenues	$1,868,305	1,353,619	806,287	$4,028,211

Issuer Solutions

Volume-based revenues are generated from charges based on the number of Accounts on File (“AOF”), transactions and authorizations processed, statements generated, and other processing services for cardholder AOF. Cardholder AOF includes active and inactive consumer credit, retail, prepaid, stored value, government services and commercial card accounts. TSYS’ clients also have the option to use fraud and portfolio management services which are based on authorizations processed and AOF, respectively. Collectively, these services are considered volume-based revenues. Non-volume related revenues include processing fees which are not directly associated with AOF and transactional activity, such as value-added products and services, custom programming and certain other services, which are only offered to TSYS’ processing clients. Additionally, non-volume based revenues include licensing, managed services and output services such as card and document production.

Merchant Solutions

The Merchant Solutions segment’s revenues primarily consist of volume-based revenues generated from charges based on sales volume processed, and authorized transactions and settled transactions processed. Non-volume related revenues include chargeback and retrieval services, data transmissions, value-added products and managed services which are not directly associated with transactional activity.

Consumer Solutions

The Consumer Solutions segment’s revenues primarily consist of volume-based revenues generated from a portion of the service fees collected from cardholders and interchange revenues. Non-volume related revenues include value-added products and services which are not directly associated with transactional activity.

The following table summarizes revenue from contracts with customers, by currency, for the year ended December 31, 2018:

	Year Ended December 31, 2018
(in thousands)	Issuer Solutions	Merchant Solutions	Consumer Solutions	Total
U.S. Dollar	$1,482,772	1,352,852	806,287	$3,641,911
British Pound Sterling	253,185	-	-	253,185
Euro	103,785	-	-	103,785
Other	28,563	767	-	29,330
Total revenues	$1,868,305	1,353,619	806,287	$4,028,211

See Note 21 for disclosure of revenues by geography.

Performance obligations

The following table includes estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied or partially unsatisfied at the end of the reporting period. The purpose of this disclosure is to provide additional information about the amounts and expected timing of revenue to be recognized from the remaining performance obligations in the Company’s existing contracts. For revenue which is recognized using (i) the “as-invoiced” practical expedient and (ii) the “direct allocation” method, the Company is required to disclose the value of unsatisfied performance obligations for contractual minimums only. Accordingly, the total unsatisfied or partially unsatisfied performance obligations related to processing services are materially higher than the amounts disclosed in the below table.

(in thousands)	2019	2020	2021	2022 - 2029	Total
Unsatisfied or partially unsatisfied performance obligations	$693,978	602,463	505,287	799,026	$2,600,754

Contract balances

The following table provides information about accounts receivable, contract assets and contract liabilities from contracts with customers:

	As of
(in thousands)	December 31, 2018	January 1, 2018
Accounts receivable	$450,322	$412,322
Contract assets (short-term and long-term)	78,789	87,812
Contract liabilities (short-term and long-term)	68,716	76,541

Contract assets are defined as an entity’s right to consideration in exchange for goods or services that the entity has transferred to a customer when that right is conditioned on something other than the passage of time (for example, the entity’s future performance).

Contract liabilities are defined as an entity’s obligation to transfer goods or services to a customer for which the entity has received consideration (or the amount is due) from the customer. Contract liabilities as of December 31, 2017 were previously described as deferred revenues.

Net contract assets and liabilities may include amounts related to signing incentives for signing or renewing long-term contracts. Capitalized signing incentives are amortized over the contract term and the amortization is included as a reduction of revenues in the Company’s Consolidated Statements of Income.

ASC 606 requires an entity to present in its consolidated balance sheets the net position in a customer contract on a contract-by-contract basis. The net position in a customer contract is presented as either contract assets or contract liabilities. Excluding the impact of the initial adoption of ASC 606 as of January 1, 2018, significant changes in the contract assets and liabilities balances during the year ended December 31, 2018 are as follows:

	Year Ended December 31, 2018
(in thousands)	Contract Assets Increase/(Decrease)	Contract Liabilities (Increase)/Decrease
Signing incentive additions	$24,837	$55
Signing incentive amortization	(29,244)	(7,330)
Revenue recognized in advance of billings	4,956	2,099
Billed amounts transferred to receivables	(4,772)	(2,668)
Cash received from customers	(7,531)	(136,295)
Deferred revenue that was recognized as revenue	9,110	140,558

Other changes in contract assets and contract liabilities primarily relate to movements in net contract position (between contract assets and contract liabilities) each period and foreign currency translation.

Impact of New Revenue Guidance on Financial Statement Line Items

The disclosure of the impact of adoption of ASC 606 on the Company’s consolidated balance sheets, statements of income, and statements of cash flows was as follows:

	As of December 31, 2018
(in thousands)	As Reported	Balances Without Adoption of ASC 606	Effect of Change Higher/(Lower)
Assets:
Prepaid expenses and other current assets	$188,355	$190,417	$(2,062)
Contract assets (short-term and long-term)	78,789	-	78,789
Contract cost assets	145,598	252,550	(106,952)
Deferred income tax assets	7,773	6,896	877
Other assets	116,905	122,323	(5,418)
Liabilities:
Contract liabilities (short-term and long-term)	68,716	91,678	(22,962)
Other liabilities (short-term and long-term)	344,044	345,625	(1,581)
Shareholders’ equity:
Accumulated other comprehensive loss, net	(60,223)	(59,842)	(381)
Retained earnings	3,478,650	3,488,492	(9,842)

	Year Ended December 31, 2018
(in thousands, except per share data)	As Reported	Balances Without Adoption of ASC 606	Effect of Change Higher/(Lower)
Total revenues	$4,028,211	$5,716,741	$(1,688,530)
Total operating expenses	3,205,473	4,887,026	(1,681,553)
Operating income	822,738	829,715	(6,977)
Income taxes	127,003	128,585	(1,582)
Net income	577,917	583,314	(5,397)
Net income attributable to TSYS common shareholders	576,656	582,053	(5,397)
Basic earnings per share (EPS) attributable to TSYS common shareholders[1]	3.17	3.20	(0.03)
Diluted EPS attributable to TSYS common shareholders[1]	3.14	3.16	(0.03)

[1]	EPS Amounts may not total due to rounding.

	Year Ended December 31, 2018
(in thousands)	As Reported	Balances Without Adoption of ASC 606	Effect of Change Higher/(Lower)
Cash flows from operating activities:
Net income	$577,917	$583,314	$(5,397)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	408,573	470,804	(62,231)
Changes in contract assets and contract liabilities	(2,771)	(35,754)	32,983
Changes in contract cost assets	3,316	-	3,316
Changes in other current and other long-term liabilities	(55,602)	(54,524)	(1,078)

Cash flows from investing activities:
Additions to contract cost assets	-	(32,407)	32,407